UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile II Portfolios

Annual Report

December 31, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Conservative Profile II Portfolio

In 2008 the Maxim Conservative Profile II Portfolio posted a -13.67% return. This return was obtained in a year where almost all equity markets suffered substantial losses. For the full year, international stocks as measured by the MSCI EAFE Index lost 43.06% of its value while domestic stocks as measured by the Wilshire 5000 Index dropped 37.23%. With respect to bonds, the Barclay’s Capital Aggregate Bond Index (formally known as the Lehman Brothers Aggregate Bond Index) rose 5.24%, while the shorter term Barclay’s Capital 1-3 Year Credit Index (formally known as the Lehman Brothers 1-3 Year Credit Index) returned .30%. With that as a backdrop, the Portfolio underperformed its composite benchmark by 2.74% net of fees. Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim MFS International Growth Portfolio and the Putnam Equity Income Fund A. On the bond/fixed income side, exposure to the Maxim U.S. Government Securities Portfolio and the Guaranteed Portfolio Fund were positive contributors to performance. More than offsetting these positive returns relative to benchmarks was exposure to both the Maxim High Yield Bond Portfolio and the Putnam High Yield Advantage Fund A. Both of these funds, as their names imply, invest in the high yield asset class, which historically have been very positive contributors to performance but were among the hardest hit asset classes in the credit crisis that developed in the second half of 2008. Also hurting performance relative to benchmarks was exposure to the Maxim Bernstein International Equity Portfolio and the Maxim Janus Large Cap Growth Portfolio.

	MAXIM		BARCLAY’S	BARCLAY’S
	CONSERVATIVE		CAPITAL	CAPITAL	WILSHIRE	MSCI
	PROFILE	COMPOSITE	AGGREGATE	1-3 YEAR CREDIT	5000	EAFE
	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE

	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
1999	10,500.00	10,467.77	9,988.00	10,092.40	11,827.00	11,705.40
2000	10,599.75	10,979.84	11,149.60	10,880.01	10,539.04	10,075.69
2001	10,663.35	11,343.57	12,090.63	11,901.54	9,382.91	7,938.64
2002	10,511.93	11,560.52	13,331.13	12,728.69	7,425.63	6,695.45
2003	11,717.65	12,890.41	13,877.71	13,323.12	9,775.10	9,317.72
2004	12,549.60	13,683.55	14,479.86	13,564.27	10,995.04	11,246.30
2005	13,091.74	14,184.88	14,831.58	13,820.63	11,696.52	12,822.47
2006	14,139.08	15,295.13	15,473.78	14,464.68	13,541.06	16,266.59
2007	14,943.60	16,338.79	16,552.31	15,452.61	14,302.07	18,158.39
2008	12,900.81	14,552.69	17,419.65	15,499.59	8,977.41	10,339.39

Maxim Conservative Profile II Portfolio

Total Return –

One Year:	-13.67%
Five Years:	1.94%
Since inception:	2.78%

Portfolio Inception:	9/30/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Conservative Profile II Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Barclay’s Capital Aggregate Bond Index, the Barclay’s Capital 1-3 Year Credit Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Conservative Profile II Portfolio

In 2008 the Maxim Moderately Conservative Profile II Portfolio posted a -18.16% return. This return was obtained in a year where almost all equity markets suffered substantial losses. For the full year, international stocks as measured by the MSCI EAFE Index lost 43.06% of its value while domestic stocks as measured by the Wilshire 5000 Index dropped 37.23%. With respect to bonds, the Barclay’s Capital Aggregate Bond Index (formally known as the Lehman Brothers Aggregate Bond Index) rose 5.24%, while the shorter term Barclay’s Capital 1-3 Year Credit Index (formally known as the Lehman Brothers 1-3 Year Credit Index) returned .30%. With that as a backdrop, the Portfolio underperformed its composite benchmark by .44% net of fees. Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim MFS International Growth Portfolio and the Putnam Equity Income Fund A. On the bond/fixed income side, exposure to the Maxim U.S. Government Securities Portfolio and the Guaranteed Portfolio Fund were positive contributors to performance. More than offsetting these positive returns relative to benchmarks was exposure to both the Maxim High Yield Bond Portfolio and the Putnam High Yield Advantage Fund A. Both of these funds, as their names imply, invest in the high yield asset class, which historically have been very positive contributors to performance but were among the hardest hit asset classes in the credit crisis that developed in the second half of 2008. Also hurting performance relative to benchmarks was exposure to the Maxim Bernstein International Equity Portfolio and the Maxim Janus Large Cap Growth Portfolio.

MAXIM		BARCLAY'S
MODERATELY		CAPITAL			BARCLAY'S
CONSERVATIVE		1-3 YEAR	MSCI	WILSHIRE	CAPITAL
PROFILE	COMPOSITE	CREDIT	EAFE	5000	AGGREGATE
BALANCE	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE

	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
1999	10,779.00	10,802.82	10,090.60	11,705.40	11,823.00	9,966.30
2000	10,525.69	10,853.29	10,878.07	10,075.69	10,535.48	11,125.38
2001	9,959.41	10,670.07	11,899.41	7,938.64	9,379.73	12,064.36
2002	9,335.95	10,300.83	12,726.42	6,695.45	7,423.12	13,302.17
2003	10,886.65	12,124.83	13,320.75	9,317.72	9,771.80	13,847.56
2004	11,964.43	13,198.58	13,561.85	11,246.30	10,991.32	14,448.40
2005	12,688.28	13,894.32	13,818.17	12,822.47	11,692.56	14,799.35
2006	13,962.18	15,449.23	14,462.10	16,266.59	13,536.48	15,440.16
2007	14,883.69	16,519.63	15,449.86	18,158.39	14,297.23	16,516.34
2008	12,180.81	13,591.99	15,496.83	10,339.39	8,974.37	17,381.80

Maxim Moderately Conservative Profile II Portfolio

Total Return –

One Year:	-18.16%
Five Years:	2.27%
Since inception:	2.14%

Portfolio Inception:	9/30/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Conservative Profile II Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Barclay’s Capital Aggregate Bond Index, the Barclay’s Capital 1-3 Year Credit Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderate Profile II Portfolio

In 2008 the Maxim Moderate Profile II Portfolio posted a -23.14% return. This return was obtained in a year where almost all equity markets suffered substantial losses. For the full year, international stocks as measured by the MSCI EAFE Index lost 43.06% of its value while domestic stocks as measured by the Wilshire 5000 Index dropped

37.23%. With respect to bonds, the Barclay’s Capital Aggregate Bond Index (formally known as the Lehman Brothers Aggregate Bond Index) rose 5.24%, while the shorter term Barclay’s Capital 1-3 Year Credit Index (formally known as the Lehman Brothers 1-3 Year Credit Index) returned .30%. With that as a backdrop, the Portfolio underperformed its composite benchmark by .38% net of fees. Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim MFS International Growth Portfolio and the Putnam Equity Income Fund A. On the bond/fixed income side, exposure to the Maxim U.S. Government Securities Portfolio and the Guaranteed Portfolio Fund were positive contributors to performance. More than offsetting these positive returns relative to benchmarks was exposure to both the Maxim High Yield Bond Portfolio and the Putnam High Yield Advantage Fund A. Both of these funds, as their names imply, invest in the high yield asset class, which historically have been very positive contributors to performance but were among the hardest hit asset classes in the credit crisis that developed in the second half of 2008. Also hurting performance relative to benchmarks was exposure to the Maxim Bernstein International Equity Portfolio and the Maxim Janus Large Cap Growth Portfolio.

						BARCLAY'S
	MAXIM		BARCLAY'S			CAPITAL
	MODERATE		CAPITAL	MSCI	WILSHIRE	1-3 YEAR
	PROFILE	COMPOSITE	AGGREGATE	EAFE	5000	CREDIT
	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE

	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
1999	10,868.00	11,408.74	10,015.00	11,705.40	11,518.00	10,116.80
2000	10,629.99	11,076.65	11,179.74	10,075.69	10,263.69	10,906.32
2001	9,913.53	10,567.17	12,123.31	7,938.64	9,137.76	11,930.31
2002	8,958.86	9,708.21	13,367.17	6,695.45	7,231.63	12,759.47
2003	10,781.09	11,828.32	13,915.22	9,317.72	9,519.71	13,355.33
2004	12,026.30	13,020.25	14,519.00	11,246.30	10,707.77	13,597.06
2005	12,793.58	13,783.76	14,871.67	12,822.47	11,390.93	13,854.05
2006	14,354.40	15,562.83	15,515.61	16,266.59	13,187.28	14,499.65
2007	15,390.79	16,652.58	16,597.05	18,158.39	13,928.40	15,489.97
2008	11,829.36	12,736.68	17,466.74	10,339.39	8,742.86	15,537.06

Maxim Moderate Profile II Portfolio

Total Return –

One Year:	-23.14%
Five Years:	1.87%

Since inception:	1.82%

Portfolio Inception:	9/30/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderate Profile II Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Barclay’s Capital Aggregate Bond Index, the Barclay’s Capital 1-3 Year Credit Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Aggressive Profile II Portfolio

In 2008 the Maxim Moderately Aggressive Profile II Portfolio posted a -30.25% return. This return was obtained in a year where almost all equity markets suffered substantial losses. For the full year, international stocks as measured by the MSCI EAFE Index lost 43.06% of its value while domestic stocks as measured by the Wilshire 5000 Index dropped 37.23%. With respect to bonds, the Barclay’s Capital Aggregate Bond Index (formally known as the Lehman Brothers Aggregate Bond Index) rose 5.24%, while the shorter term Barclay’s Capital 1-3 Year Credit Index (formally known as the Lehman Brothers 1-3 Year Credit Index) returned .30%. With that as a backdrop, the Portfolio underperformed its composite benchmark by 1.12% net of fees. Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim MFS International Growth Portfolio and the Putnam Equity Income Fund A. On the bond/fixed income side, exposure to the Maxim U.S. Government Securities Portfolio and the Guaranteed Portfolio Fund were positive contributors to performance. More than offsetting these positive returns relative to benchmarks was exposure to both the Maxim High Yield Bond Portfolio and the Putnam High Yield Advantage Fund A. Both of these funds, as their names imply, invest in the high yield asset class, which historically have been very positive contributors to performance but were among the hardest hit asset classes in the credit crisis that developed in the second half of 2008. Also hurting performance relative to benchmarks was exposure to the Maxim Bernstein International Equity Portfolio and the Maxim Janus Large Cap Growth Portfolio.

	MAXIM				BARCLAY'S
	MODERATELY		MSCI	WILSHIRE	CAPITAL
	AGGRESSIVE	COMPOSITE	EAFE	5000	AGGREGATE
	BALANCE	BALANCE	BALANCE	BALANCE	BALANCE

	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
1999	11,216.00	11,189.10	11,705.40	11,518.00	10,015.00

2000	10,568.84	10,515.72	10,075.69	10,263.69	11,179.74
2001	9,433.74	9,603.22	7,938.64	9,137.76	12,123.31
2002	8,180.00	8,471.96	6,695.45	7,231.63	13,367.17
2003	10,163.65	10,728.57	9,317.72	9,519.71	13,915.22
2004	11,536.76	12,069.56	11,246.30	10,707.77	14,519.00
2005	12,440.09	12,950.76	12,822.47	11,390.93	14,871.67
2006	14,177.97	14,981.76	16,266.59	13,187.28	15,515.61
2007	15,232.81	16,048.84	18,158.39	13,928.40	16,597.05
2008	10,624.88	11,373.26	10,339.39	8,742.86	17,466.74

Maxim Moderately Aggressive Profile II Portfolio

Total Return –

One Year:	-30.25%
Five Years:	0.89%
Since inception:	0.65%

Portfolio Inception:	9/30/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Aggressive Profile II Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the Barclay’s Capital Aggregate Bond Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Aggressive Profile II Portfolio

In 2008 the Maxim Aggressive Profile II Portfolio posted a -39.90% return. This return was obtained in a year where almost all equity markets suffered substantial losses. For the full year, international stocks as measured by the MSCI EAFE Index lost 43.06% of its value while domestic stocks as measured by the Wilshire 5000 Index dropped 37.23%. With that as a backdrop, the Portfolio underperformed its composite benchmark by 1.21% net of fees. Performance relative to the benchmarks was aided by exposure to the Maxim MFS International Growth Portfolio and the Putnam Equity Income Fund A. More than offsetting these positive returns relative to benchmarks was exposure to the Maxim Bernstein International Equity Portfolio and the Maxim Janus Large Cap Growth Portfolio.

	MAXIM
	AGGRESSIVE		WILSHIRE	MSCI
	PROFILE	COMPOSITE	5000	EAFE
	BALANCE	BALANCE	BALANCE	BALANCE

	10,000.00	10,000.00	10,000.00	10,000.00
1999	11,692.00	11,574.22	11,518.00	11,705.40
2000	10,972.94	10,208.48	10,263.69	10,075.69
2001	9,505.86	8,775.01	9,137.76	7,938.64
2002	7,716.86	7,081.43	7,231.63	6,695.45
2003	10,085.93	9,481.86	9,519.71	9,317.72
2004	11,813.65	10,898.96	10,707.77	11,246.30
2005	12,873.34	11,843.96	11,390.93	12,822.47
2006	14,880.29	14,105.80	13,187.28	16,266.59
2007	15,973.99	15,152.87	13,928.40	18,158.39
2008	9,600.37	9,290.60	8,742.86	10,339.39

Maxim Aggressive Profile II Portfolio

Total Return –

One Year:	-39.90%
Five Years:	-0.98%
Since inception:	-0.44%

Portfolio Inception:	9/30/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Aggressive Profile II Portfolio, made at its inception, with the performance of the Wilshire 5000 Index, the MSCI EAFE Index and a Composite Index that includes each of the foregoing. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II, and Maxim Moderately Conservative Profile II Portfolios of the Maxim Series Fund, Inc. (each a “Portfolio,” collectively the “Fund”) as of December 31, 2008, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II, and Maxim Moderately Conservative Profile II Portfolios of the Maxim Series Fund, Inc. (each a “Portfolio,” collectively the “Fund”) as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the financial statements include investments valued at $40,769,228 (21% of net assets) for Maxim Conservative Profile II, $103,816,692 (13% of net assets) for Maxim Moderate Profile II, $2,889,994 (4% of net assets) for Maxim Moderately Aggressive Profile II, and $5,663,217 (20% of net assets) for Maxim Moderately Conservative Profile II, whose values have been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 26, 2009

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years
Ended December 31, 2008 and 2007

Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim
Moderate Profile II, Maxim Moderately Aggressive Profile II and
Maxim Moderately Conservative Profile II Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	MAXIM AGGRESSIVE PROFILE II PORTFOLIO	MAXIM CONSERVATIVE PROFILE II PORTFOLIO	MAXIM MODERATE PROFILE II PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO

ASSETS:
Investments in securities, market value (1)	$407,565,095	$195,711,884	$793,848,775	$68,351,493	$27,892,013
Dividends and interest receivable	7,269	997	7,628	958	137

Total assets	407,572,364	195,712,881	793,856,403	68,352,451	27,892,150

LIABILITIES:
Due to investment adviser	5,364	2,631	10,591	909	374

NET ASSETS	$407,567,000	$195,710,250	$793,845,812	$68,351,542	$27,891,776

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$8,746,961	$2,617,383	$13,060,394	$1,027,164	$361,739
Additional paid-in capital	676,245,998	237,446,247	1,055,128,387	104,627,756	36,174,300
Net unrealized depreciation on investments	(253,191,625)	(39,357,462)	(266,273,474)	(29,598,465)	(6,256,653)
Undistributed net investment income	215,543	240,119	529,172	56,806	24,786
Accumulated net realized loss on investments	(24,449,877)	(5,236,037)	(8,598,667)	(7,761,719)	(2,412,396)

NET ASSETS	$407,567,000	$195,710,250	$793,845,812	$68,351,542	$27,891,776

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$4.66	$7.48	$6.08	$6.65	$7.71

SHARES OF CAPITAL STOCK:
Authorized	200,000,000	150,000,000	200,000,000	150,000,000	150,000,000
Outstanding	87,469,611	26,173,830	130,603,944	10,271,639	3,617,393

(1) Cost of investments in securities:	$660,756,720	$235,069,346	$1,060,122,249	$97,949,958	$34,148,666

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

	MAXIM AGGRESSIVE PROFILE II PORTFOLIO	MAXIM CONSERVATIVE PROFILE II PORTFOLIO	MAXIM MODERATE PROFILE II PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO

INVESTMENT INCOME:
Income distributions received	$5,796,756	$9,025,051	$27,143,444	$2,223,361	$967,848

EXPENSES:
Management fees	580,352	217,803	959,344	77,239	26,683

NET INVESTMENT INCOME	5,216,404	8,807,248	26,184,100	2,146,122	941,165

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(33,857,157)	(4,519,519)	(15,026,448)	(3,797,226)	(1,599,769)
Capital gain distributions received	20,431,551	3,717,287	27,607,868	2,600,718	714,798
Change in net unrealized depreciation on investments	(267,639,372)	(39,580,343)	(283,889,257)	(27,839,177)	(5,528,913)

Net realized and unrealized loss on investments	(281,064,978)	(40,382,575)	(271,307,837)	(29,035,685)	(6,413,884)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(275,848,574)	$(31,575,327)	$(245,123,737)	$(26,889,563)	$(5,472,719)

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	MAXIM AGGRESSIVE PROFILE II PORTFOLIO		MAXIM CONSERVATIVE PROFILE II PORTFOLIO		MAXIM MODERATE PROFILE II PORTFOLIO

	2008	2007	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$5,216,404	$9,974,421	$8,807,248	$7,311,349	$26,184,100	$26,234,548
Net realized gain (loss) on investments	(33,857,157)	29,627,778	(4,519,519)	3,893,779	(15,026,448)	30,975,038
Capital gain distributions received	20,431,551	55,493,442	3,717,287	4,981,388	27,607,868	51,115,417
Change in net unrealized appreciation (depreciation) on investments	(267,639,372)	(39,724,701)	(39,580,343)	(3,975,377)	(283,889,257)	(29,358,081)

Net increase (decrease) in net assets resulting from operations	(275,848,574)	55,370,940	(31,575,327)	12,211,139	(245,123,737)	78,966,922

DISTRIBUTIONS:
From net investment income	(5,200,694)	(9,774,723)	(8,647,279)	(7,231,199)	(26,202,438)	(25,687,038)
From net realized gains	(56,414,545)	(89,662,277)	(5,744,853)	(10,035,906)	(60,054,974)	(92,815,521)

Total distributions	(61,615,239)	(99,437,000)	(14,392,132)	(17,267,105)	(86,257,412)	(118,502,559)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	246,692,760	330,753,408	131,392,562	137,190,015	371,303,529	447,622,354
Reinvestment of distributions	61,615,239	99,437,000	14,392,132	17,267,105	86,257,412	118,502,559
Redemptions of shares	(317,835,553)	(411,265,765)	(138,439,013)	(134,694,514)	(451,146,109)	(533,098,762)

Net increase (decrease) in net assets resulting from share transactions	(9,527,554)	18,924,643	7,345,681	19,762,606	6,414,832	33,026,151

Total increase (decrease) in net assets	(346,991,367)	(25,141,417)	(38,621,778)	14,706,640	(324,966,317)	(6,509,486)

NET ASSETS:
Beginning of period	754,558,367	779,699,784	234,332,028	219,625,388	1,118,812,129	1,125,321,615

End of period (1)	$407,567,000	$754,558,367	$195,710,250	$234,332,028	$793,845,812	$1,118,812,129

OTHER INFORMATION:

SHARES:
Sold	36,260,281	34,541,275	15,249,668	14,204,593	49,325,426	48,117,497
Issued in reinvestment of distributions	9,344,215	11,326,718	1,775,791	1,844,927	12,240,394	13,465,053
Redeemed	(45,184,081)	(43,069,800)	(16,068,310)	(13,948,290)	(59,209,122)	(57,162,848)

Net increase	420,415	2,798,193	957,149	2,101,230	2,356,698	4,419,702

(1) Including undistributed net investment income	$215,543	$199,833	$240,119	$80,150	$529,172	$547,510

See notes to financial statements.
(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO		MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO

	2008	2007	2008	2007

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,146,122	$2,230,819	$941,165	$735,029
Net realized gain (loss) on investments	(3,797,226)	2,707,394	(1,599,769)	762,615
Capital gain distributions received	2,600,718	5,194,902	714,798	1,038,372
Change in net unrealized depreciation on investments	(27,839,177)	(3,685,196)	(5,528,913)	(913,366)

Net increase (decrease) in net assets resulting from operations	(26,889,563)	6,447,919	(5,472,719)	1,622,650

DISTRIBUTIONS:
From net investment income	(2,132,319)	(2,187,827)	(930,149)	(721,259)
From net realized gains	(5,014,036)	(8,459,083)	(1,118,511)	(1,726,319)

Total distributions	(7,146,355)	(10,646,910)	(2,048,660)	(2,447,578)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	34,489,267	40,290,119	19,478,229	23,895,643
Reinvestment of distributions	7,146,355	10,646,910	2,048,660	2,447,578
Redemptions of shares	(34,450,757)	(42,112,719)	(14,416,756)	(18,587,560)

Net increase in net assets resulting share transactions	7,184,865	8,824,310	7,110,133	7,755,661

Total increase (decrease) in net assets	(26,851,053)	4,625,319	(411,246)	6,930,733

NET ASSETS:
Beginning of period	95,202,595	90,577,276	28,303,022	21,372,289

End of period (1)	$68,351,542	$95,202,595	$27,891,776	$28,303,022

OTHER INFORMATION:

SHARES:
Sold	4,011,225	3,579,960	2,210,506	2,231,948
Issued in reinvestment of distributions	868,589	1,006,295	237,479	239,322
Redeemed	(3,703,059)	(3,765,862)	(1,621,653)	(1,731,912)

Net increase	1,176,755	820,393	826,332	739,358

(1) Including undistributed net investment income	$56,806	$43,003	$24,786	$13,770

See notes to financial statements.
(Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$8.67	$9.25	$9.44	$9.61	$8.73

Income from Investment Operations

Net investment income	0.06	0.12	0.22	0.12	0.15
Capital gain distributions received	0.23	0.64	0.77	0.65	0.26

Total distributions received	0.29	0.76	0.99	0.77	0.41

Net realized and unrealized gain (loss) on investments	(3.53)	(0.10)	0.41	0.08	1.07

Total Income (Loss) From Investment Operations	(3.24)	0.66	1.40	0.85	1.48

Less Distributions

From net investment income	(0.06)	(0.12)	(0.22)	(0.12)	(0.15)
From net realized gains	(0.71)	(1.12)	(1.37)	(0.90)	(0.45)

Total Distributions	(0.77)	(1.24)	(1.59)	(1.02)	(0.60)

Net Asset Value, End of Period	$4.66	$8.67	$9.25	$9.44	$9.61

Total Return ±	(39.90%)	7.35%	15.59%	8.97%	17.13%

Net Assets, End of Period ($000)	$407,567	$754,558	$779,700	$719,786	$686,791

Ratio of Expenses to Average Net Assets #	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	0.90%	1.26%	2.22%	1.22%	1.71%

Portfolio Turnover Rate	58.62%	17.27%	21.79%	22.08%	37.96%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$9.29	$9.50	$9.46	$9.61	$9.56

Income from Investment Operations

Net investment income	0.35	0.30	0.32	0.32	0.40
Capital gain distributions received	0.14	0.20	0.26	0.19	0.04

Total distributions received	0.49	0.50	0.58	0.51	0.44

Net realized and unrealized gain (loss) on investments	(1.73)	0.01	0.17	(0.10)	0.23

Total Income (Loss) From Investment Operations	(1.24)	0.51	0.75	0.41	0.67

Less Distributions

From net investment income	(0.34)	(0.30)	(0.32)	(0.32)	(0.40)
From net realized gains	(0.23)	(0.42)	(0.39)	(0.24)	(0.22)

Total Distributions	(0.57)	(0.72)	(0.71)	(0.56)	(0.62)

Net Asset Value, End of Period	$7.48	$9.29	$9.50	$9.46	$9.61

Total Return ±	(13.67%)	5.69%	8.12%	4.32%	7.10%

Net Assets, End of Period ($000)	$195,710	$234,332	$219,625	$216,132	$215,360

Ratio of Expenses to Average Net Assets #	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	4.05%	3.23%	3.25%	3.27%	3.14%

Portfolio Turnover Rate	51.82%	27.31%	23.17%	43.41%	46.10%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$8.72	$9.09	$9.17	$9.32	$9.02

Income from Investment Operations

Net investment income	0.21	0.21	0.26	0.22	0.27
Capital gain distributions received	0.21	0.40	0.52	0.41	0.13

Total distributions received	0.42	0.61	0.78	0.63	0.40

Net realized and unrealized gain (loss) on investments	(2.36)	0.02	0.29	(0.04)	0.62

Total Income (Loss) From Investment Operations	(1.94)	0.63	1.07	0.59	1.02

Less Distributions

From net investment income	(0.21)	(0.21)	(0.26)	(0.22)	(0.27)
From net realized gains	(0.49)	(0.79)	(0.89)	(0.52)	(0.45)

Total Distributions	(0.70)	(1.00)	(1.15)	(0.74)	(0.72)

Net Asset Value, End of Period	$6.08	$8.72	$9.09	$9.17	$9.32

Total Return ±	(23.14%)	7.22%	12.20%	6.38%	11.55%

Net Assets, End of Period ($000)	$793,846	$1,118,812	$1,125,322	$1,021,073	$1,004,313

Ratio of Expenses to Average Net Assets #	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	2.73%	2.34%	2.78%	2.13%	2.45%

Portfolio Turnover Rate	54.20%	23.43%	21.02%	36.96%	38.17%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$10.47	$10.95	$10.12	$9.58	$8.62

Income from Investment Operations

Net investment income	0.23	0.26	0.33	0.21	0.20
Capital gain distributions received	0.25	0.57	0.71	0.58	0.15

Total distributions received	0.48	0.83	1.04	0.79	0.35

Net realized and unrealized gain (loss) on investments	(3.51)	(0.04)	0.37	(0.04)	0.81

Total Income (Loss) From Investment Operations	(3.03)	0.79	1.41	0.75	1.16

Less Distributions

From net investment income	(0.22)	(0.26)	(0.33)	(0.21)	(0.20)
From net realized gains	(0.57)	(1.01)	(0.25)

Total Distributions	(0.79)	(1.27)	(0.58)	(0.21)	(0.20)

Net Asset Value, End of Period	$6.65	$10.47	$10.95	$10.12	$9.58

Total Return ±	(30.25%)	7.44%	13.97%	7.83%	13.51%

Net Assets, End of Period ($000)	$68,352	$95,203	$90,577	$81,369	$74,530

Ratio of Expenses to Average Net Assets #	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	2.78%	2.35%	3.01%	2.19%	2.24%

Portfolio Turnover Rate	71.86%	41.74%	32.93%	38.44%	51.14%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$10.14	$10.42	$9.90	$9.56	$8.93

Income from Investment Operations

Net investment income	0.29	0.28	0.29	0.24	0.25
Capital gain distributions received	0.20	0.37	0.47	0.34	0.11

Total distributions received	0.49	0.65	0.76	0.58	0.36

Net realized and unrealized gain (loss) on investments	(2.27)	0.01	0.24	0.00	0.52

Total Income (Loss) From Investment Operations	(1.78)	0.66	1.00	0.58	0.88

Less Distributions

From net investment income	(0.28)	(0.28)	(0.29)	(0.24)	(0.25)
From net realized gains	(0.37)	(0.66)	(0.19)

Total Distributions	(0.65)	(0.94)	(0.48)	(0.24)	(0.25)

Net Asset Value, End of Period	$7.71	$10.14	$10.42	$9.90	$9.56

Total Return ±	(18.16%)	6.60%	10.15%	6.05%	9.90%

Net Assets, End of Period ($000)	$27,892	$28,303	$21,372	$19,722	$18,832

Ratio of Expenses to Average Net Assets #	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	3.53%	2.80%	2.75%	2.46%	2.85%

Portfolio Turnover Rate	63.94%	61.31%	37.85%	60.44%	50.48%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

On January 1, 2008, the Portfolios adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2008, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total

Aggressive Profile II Portfolio	$407,565,095	$—	$—	$407,565,095
Conservative Profile II Portfolio	154,942,656	—	40,769,228	195,711,884
Moderate Profile II Portfolio	690,032,083	—	103,816,692	793,848,775
Moderately Aggressive Profile II Portfolio	65,451,499	—	2,899,994	68,351,493
Moderately Conservative Profile II Portfolio	22,228,796	—	5,663,217	27,892,013

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2008:

Description	Conservative Profile II Portfolio	Moderate Profile II Portfolio	Moderately Aggressive Profile II Portfolio	Moderately Conservative Profile II Portfolio

Beginning Balance, January 1, 2008	$52,256,500	165,672,393	4,704,275	6,310,045
Total realized gains (or losses)	1,026,905	3,121,479	106,154	166,019
Purchases, sales and corporate actions	(12,514,177)	(64,977,180)	(1,910,435)	(812,847)
Transfers into (out of) Level 3

Ending Balance, December 31, 2008	$40,769,228	103,816,692	2,899,994	5,663,217

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the Contract is accrued daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. Accordingly, no provision for federal income or excise taxes has been made. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Furthermore, in September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, the Portfolios are evaluating the impact, if any, of FAS 161 on financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A. The contract has a stable principal value and pays a fixed rate of interest. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). Each of the Portfolios may also invest in various funds offered by Putnam Funds which is an affiliate of MCM & GWL&A.

As of December 31, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $180,900 for the year ended December 31, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the year ended December 31, 2008, in which the issuer was an affiliate of the Portfolio, is included on the following pages.

Affiliate	Shares Held	Market Value 12/31/2007	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2008

Aggressive Profile II Portfolio

Maxim Ariel MidCap Value Portfolio	0	$147,947,063	$2,524,884	$152,283,868	$(8,366,139)	$0	$0
Maxim Ariel Small-Cap Value Portfolio	0	56,531,447	1,085,305	64,356,213	(10,995,348)	0	0
Maxim Bernstein International Equity Portfolio	6,063,300	62,361,915	19,380,148	13,130,201	(1,268,486)	945,363	34,075,746
Maxim Invesco ADR Portfolio	3,535,877	62,424,394	13,728,028	14,878,911	(1,492,736)	1,105,498	33,661,549
Maxim Janus Large Cap Growth Portfolio	4,915,222	79,631,278	13,652,340	17,635,573	4,744,013	18,752	37,601,452
Maxim Loomis Sayles Small-Cap Value Portfolio	2,339,570	56,082,568	5,146,519	15,867,429	(1,928,212)	92,142	30,414,404
Maxim MFS® International Growth Portfolio	4,394,535	62,156,034	10,577,268	19,316,675	(4,647,108)	657,427	34,057,647
Maxim MidCap Value Portfolio	6,665,756	0	72,454,204	7,739,847	(1,346,857)	375,774	41,927,604
Maxim Small-Cap Growth Portfolio	1,729,299	38,121,564	3,715,783	7,419,280	802,301	0	19,714,008
Maxim Small-Cap Value Portfolio	4,492,518	0	53,846,025	9,829,102	(1,020,782)	237,813	31,717,178
Maxim T. Rowe Price Equity/Income Portfolio	2,862,156	112,669,172	9,277,198	69,899,844	(3,409,131)	1,161,410	30,167,126
Maxim T. Rowe Price MidCap Growth Portfolio	4,008,680	76,443,311	10,529,254	14,933,245	278,320	0	41,369,575
Putnam Mid Cap Value Fund	5,957,473	0	75,758,856	6,648,804	(1,618,137)	164,687	42,774,654

Affiliate	Shares Held	Market Value 12/31/2007	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2008

Conservative Profile II Portfolio

Maxim Federated Bond Portfolio	1,992,990	$23,388,844	$4,544,644	$8,259,715	$(258,401)	$1,141,799	$19,013,123
Maxim Global Bond Portfolio	1,163,682	11,398,647	4,309,547	4,158,240	147,079	2,282,778	9,332,727
Maxim High Yield Bond Portfolio	2,538,734	35,119,437	8,907,332	24,269,197	(2,076,400)	2,250,446	14,115,363
Maxim Janus Large Cap Growth Portfolio	2,022,578	18,677,879	10,852,785	4,674,234	300,640	5,193	15,472,722
Maxim Short Duration Bond Portfolio	1,431,110	17,326,548	3,638,776	7,119,523	(431,668)	688,841	13,624,166
Maxim U.S. Government Securities Portfolio	1,551,141	23,399,934	4,386,041	9,537,187	(120,556)	973,842	18,660,228

Affiliate	Shares Held	Market Value 12/31/2007	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2008

Moderate Profile II Portfolio

Maxim Ariel MidCap Value Portfolio	0	$110,115,214	$5,174,184	$116,231,230	$(5,822,534)	$0	$0
Maxim Ariel Small-Cap Value Portfolio	0	56,079,270	2,074,597	65,768,034	(11,917,365)	0	0
Maxim Bernstein International Equity Portfolio	7,629,588	55,663,953	30,141,647	12,465,159	(2,568,736)	1,188,368	42,878,284
Maxim Federated Bond Portfolio	5,712,290	83,394,855	11,818,904	38,591,880	(1,170,731)	3,688,179	54,495,248
Maxim Global Bond Portfolio	4,445,580	54,172,564	15,464,252	25,571,703	615,561	8,849,803	35,653,552
Maxim High Yield Bond Portfolio	3,233,364	55,657,733	6,549,798	36,589,090	(3,729,568)	3,182,645	17,977,504
Maxim Invesco ADR Portfolio	4,452,855	55,777,332	22,316,933	10,457,342	(1,276,285)	1,390,784	42,391,181
Maxim Janus Large Cap Growth Portfolio	10,309,300	118,458,071	43,500,676	22,428,349	7,146,878	30,565	78,866,149
Maxim Loomis Sayles Small-Cap Value Portfolio	3,272,315	55,646,088	12,754,376	11,380,497	(1,731,428)	106,309	42,540,098
Maxim MFS® International Growth Portfolio	5,534,147	55,544,978	18,648,310	11,923,510	(2,101,751)	827,101	42,889,641
Maxim MidCap Value Portfolio	6,995,171	0	65,566,633	5,143,028	(991,810)	382,110	43,999,624
Maxim Small-Cap Value Portfolio	6,285,952	0	63,741,551	7,855,513	(749,497)	322,666	44,378,821
Maxim T. Rowe Price Equity/Income Portfolio	4,005,267	111,794,826	19,470,505	59,725,514	3,506,165	1,399,056	42,215,519
Maxim T. Rowe Price MidCap Growth Portfolio	4,206,008	56,867,131	18,542,125	9,143,581	99,628	0	43,405,999
Maxim U.S. Government Securities Portfolio	4,445,819	83,434,937	11,410,072	42,282,870	(105,147)	3,181,124	53,483,201
Putnam High Yield Advantage Fund	4,288,062	0	29,414,645	4,540,274	(687,076)	1,155,765	17,881,217
Putnam Mid Cap Value Fund	6,252,009	0	69,019,723	5,166,873	(1,288,646)	173,514	44,889,426

Affiliate	Shares Held	Market Value 12/31/2007	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2008

Moderately Aggressive Profile II Portfolio

Maxim Small-Cap Growth Portfolio	303,783	$4,821,627	$1,717,109	$1,363,226	$(43,430)	$0	$3,463,126

3.	PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales

Aggressive Profile II Portfolio	$346,691,871	$391,998,994
Conservative Profile II Portfolio	119,146,681	113,575,365
Moderate Profile II Portfolio	526,063,097	551,577,962
Moderately Aggressive Profile II Portfolio	61,543,169	56,716,113
Moderately Conservative Profile II Portfolio	24,065,936	17,334,886

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2008 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation

Aggressive Profile II Portfolio	$694,920,421	$0	$(287,355,326)	$(287,355,326)
Conservative Profile II Portfolio	244,462,587	2,745,886	(51,496,589)	(48,750,703)
Moderate Profile II Portfolio	1,092,660,979	7,087,012	(305,899,216)	(298,812,204)
Moderately Aggressive Profile II Portfolio	106,080,415	104,912	(37,833,834)	(37,728,922)
Moderately Conservative Profile II Portfolio	37,019,246	161,173	(9,288,406)	(9,127,233)

5.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2008 and 2007 were as follows:

Aggressive Profile II Portfolio	2008	2007

Distributions paid from:
Ordinary income	$5,200,694	$9,774,723
Long-term capital gain	56,414,545	89,662,277

	$61,615,239	$99,437,000

Conservative Profile II Portfolio	2008	2007

Distributions paid from:
Ordinary income	$8,661,884	$7,231,199
Long-term capital gain	5,730,248	10,035,906

	$14,392,132	$17,267,105

Moderate Profile II Portfolio	2008	2007

Distributions paid from:
Ordinary income	$26,202,438	$25,687,198
Long-term capital gain	60,054,974	92,815,361

	$86,257,412	$118,502,559

Moderately Aggressive Profile II Portfolio	2008	2007

Distributions paid from:
Ordinary income	$2,132,319	$2,187,827
Long-term capital gain	5,014,036	8,459,083

	$7,146,355	$10,646,910

Moderately Conservative Profile II Portfolio	2008	2007

Distributions paid from:
Ordinary income	$930,390	$721,259
Long-term capital gain	1,118,270	1,726,319

	$2,048,660	$2,447,578

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Aggressive Profile II Portfolio
Undistributed ordinary income	$215,543
Undistributed capital gains	9,713,824

Net accumulated earnings	9,929,367

Net unrealized depreciation on investments	(287,355,326)
Capital loss carryforwards	0
Post-October losses	0

Total accumulated loss on investments	$(277,425,959)

Conservative Profile II Portfolio
Undistributed ordinary income	$240,120
Undistributed capital gains	4,157,203

Net accumulated earnings	4,397,323

Net unrealized depreciation on investments	(48,750,703)
Capital loss carryforwards	0
Post-October losses	0

Total accumulated loss on investments	$(44,353,380)

Moderate Profile II Portfolio
Undistributed ordinary income	$529,173
Undistributed capital gains	23,940,062

Net accumulated earnings	24,469,235

Net unrealized depreciation on investments	(298,812,204)
Capital loss carryforwards	0
Post-October losses	0

Total accumulated loss on investments	$(274,342,969)

Moderately Aggressive Profile II Portfolio
Undistributed ordinary income	$56,806
Undistributed capital gains	368,738

Net accumulated earnings	425,544

Net unrealized depreciation on investments	(37,728,922)
Capital loss carryforwards	0
Post-October losses	0

Total accumulated loss on investments	$(37,303,378)

Moderately Conservative Profile II Portfolio
Undistributed ordinary income	$24,786
Undistributed capital gains	458,184

Net accumulated earnings	482,970

Net unrealized depreciation on investments	(9,127,233)
Capital loss carryforwards	0
Post-October losses	0

Total accumulated loss on investments	$(8,644,263)

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

6.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2008, the following are the percentages that qualify for the dividend received deduction available to the Portfolios’ corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received Deduction

Aggressive Profile II Portfolio	52%
Conservative Profile II Portfolio	15%
Moderate Profile II Portfolio	16%
Moderately Aggressive Profile II Portfolio	22%
Moderately Conservative Profile II Portfolio	16%

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares		Value ($)

6,063,300	Maxim Bernstein International Equity Portfolio	34,075,746
3,535,877	Maxim Invesco ADR Portfolio	33,661,549
4,915,222	Maxim Janus Large Cap Growth Portfolio	37,601,452
2,339,570	Maxim Loomis Sayles Small-Cap Value Portfolio	30,414,404
4,394,535	Maxim MFS® International Growth Portfolio	34,057,647
6,665,756	Maxim MidCap Value Portfolio	41,927,604
1,729,299	Maxim Small-Cap Growth Portfolio	19,714,008
4,492,518	Maxim Small-Cap Value Portfolio	31,717,178
2,862,156	Maxim T. Rowe Price Equity/Income Portfolio	30,167,126
4,008,680	Maxim T. Rowe Price MidCap Growth Portfolio	41,369,575
2,760,014	Putnam Equity Income Fund	30,084,152
5,957,473	Putnam Mid Cap Value Fund	42,774,654

Total Aggressive Profile II Portfolio (Cost of Investments $660,756,720)		$407,565,095

(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares			Value ($)

36,154,510	*	Great-West Life & Annuity Contract	$40,769,228
666,227		Maxim Bernstein International Equity Portfolio	3,744,198
1,992,990		Maxim Federated Bond Portfolio	19,013,123
1,163,682		Maxim Global Bond Portfolio	9,332,727
2,538,734		Maxim High Yield Bond Portfolio	14,115,363
388,910		Maxim Invesco ADR Portfolio	3,702,423
2,022,578		Maxim Janus Large Cap Growth Portfolio	15,472,722
427,858		Maxim Loomis Sayles Small-Cap Value Portfolio	5,562,158
480,620		Maxim MFS® International Growth Portfolio	3,724,804
914,416		Maxim MidCap Value Portfolio	5,751,676
1,431,110		Maxim Short Duration Bond Portfolio	13,624,166
821,701		Maxim Small-Cap Value Portfolio	5,801,211
785,361		Maxim T. Rowe Price Equity/Income Portfolio	8,277,701
1,551,141		Maxim U.S. Government Securities Portfolio	18,660,228
757,162		Putnam Equity Income Fund	8,253,069
3,366,803		Putnam High Yield Advantage Fund	14,039,567
817,203		Putnam Mid Cap Value Fund	5,867,520

Total Conservative Profile II Portfolio (Cost of Investments $235,069,346)			$195,711,884

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares			Value ($)

92,065,560	*	Great West Life & Annuity Contract	$103,816,692
7,629,588		Maxim Bernstein International Equity Portfolio	42,878,284
5,712,290		Maxim Federated Bond Portfolio	54,495,248
4,445,580		Maxim Global Bond Portfolio	35,653,552
3,233,364		Maxim High Yield Bond Portfolio	17,977,504
4,452,855		Maxim Invesco ADR Portfolio	42,391,181
10,309,300		Maxim Janus Large Cap Growth Portfolio	78,866,149
3,272,315		Maxim Loomis Sayles Small-Cap Value Portfolio	42,540,098
5,534,147		Maxim MFS® International Growth Portfolio	42,889,641
6,995,171		Maxim MidCap Value Portfolio	43,999,624
6,285,952		Maxim Small-Cap Value Portfolio	44,378,821
4,005,267		Maxim T. Rowe Price Equity/Income Portfolio	42,215,519
4,206,008		Maxim T. Rowe Price MidCap Growth Portfolio	43,405,999
4,445,819		Maxim U.S. Government Securities Portfolio	53,483,201
3,861,158		Putnam Equity Income Fund	42,086,619
4,288,062		Putnam High Yield Advantage Fund	17,881,217
6,252,009		Putnam Mid Cap Value Fund	44,889,426

Total Moderate Profile II Portfolio (Cost of Investments $1,060,122,249)			$793,848,775

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares			Value ($)

2,571,742	*	Great West Life & Annuity Contract	$2,899,994
746,154		Maxim Bernstein International Equity Portfolio	4,193,386
319,130		Maxim Federated Bond Portfolio	3,044,500
371,980		Maxim Global Bond Portfolio	2,983,280
270,775		Maxim High Yield Bond Portfolio	1,505,506
434,903		Maxim Invesco ADR Portfolio	4,140,275
862,841		Maxim Janus Large Cap Growth Portfolio	6,600,734
205,505		Maxim Loomis Sayles Small-Cap Value Portfolio	2,671,559
540,574		Maxim MFS® International Growth Portfolio	4,189,446
878,643		Maxim MidCap Value Portfolio	5,526,663
303,783		Maxim Small-Cap Growth Portfolio	3,463,126
394,741		Maxim Small-Cap Value Portfolio	2,786,872
502,773		Maxim T. Rowe Price Equity/Income Portfolio	5,299,224
352,201		Maxim T. Rowe Price MidCap Growth Portfolio	3,634,719
248,373		Maxim U.S. Government Securities Portfolio	2,987,927
485,030		Putnam Equity Income Fund	5,286,828
359,304		Putnam High Yield Advantage Fund	1,498,296
785,398		Putnam Mid Cap Value Fund	5,639,158

Total Moderately Aggressive Profile II Portfolio (Cost of Investments $97,949,958)			$68,351,493

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares			Value ($)

5,022,190	*	Great West Life & Annuity Contract	$5,663,217
183,043		Maxim Bernstein International Equity Portfolio	1,028,702
207,481		Maxim Federated Bond Portfolio	1,979,373
161,760		Maxim Global Bond Portfolio	1,297,314
235,321		Maxim High Yield Bond Portfolio	1,308,386
106,806		Maxim Invesco ADR Portfolio	1,016,791
279,246		Maxim Janus Large Cap Growth Portfolio	2,136,235
117,831		Maxim Loomis Sayles Small-Cap Value Portfolio	1,531,803
132,711		Maxim MFS® International Growth Portfolio	1,028,511
125,632		Maxim MidCap Value Portfolio	790,223
66,316		Maxim Short Duration Bond Portfolio	631,325
225,768		Maxim Small-Cap Value Portfolio	1,593,924
107,875		Maxim T. Rowe Price Equity/Income Portfolio	1,136,999
151,326		Maxim T. Rowe Price MidCap Growth Portfolio	1,561,683
161,540		Maxim U.S. Government Securities Portfolio	1,943,323
104,186		Putnam Equity Income Fund	1,135,625
312,368		Putnam High Yield Advantage Fund	1,302,576
112,257		Putnam Mid Cap Value Fund	806,003

Total Moderately Conservative Profile II Portfolio (Cost of Investments $34,148,666)			$27,892,013

* Shares for the Great-West Life & Annuity Contract represents amount contributed.

(Concluded)

Summary of Investments by Asset Class

Maxim Conservative Profile II Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$11,171,425	5.71%
Small-Cap Equity	11,363,369	5.81%
MidCap Equity	11,619,196	5.94%
Large-Cap Equity	32,003,492	16.35%
Bond	75,161,008	38.40%
Short-Term Bond	54,393,394	27.79%
	$195,711,884	100.00%

Maxim Moderately Conservative Profile II Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$3,074,004	11.02%
Small-Cap Equity	3,125,727	11.21%
MidCap Equity	3,157,909	11.32%
Large-Cap Equity	4,408,859	15.81%
Bond	7,830,972	28.07%
Short-Term Bond	6,294,542	22.57%
	$27,892,013	100.00%

Maxim Moderate Profile II Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$128,159,106	16.14%
Small-Cap Equity	86,918,919	10.95%
MidCap Equity	132,295,049	16.67%
Large-Cap Equity	163,168,287	20.55%
Bond	179,490,722	22.61%
Short-Term Bond	103,816,692	13.08%

$793,848,775	100.00%

Maxim Moderately Aggressive Profile II Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$12,523,107	18.32%
Small-Cap Equity	8,921,557	13.05%
MidCap Equity	14,800,540	21.65%
Large-Cap Equity	17,186,786	25.16%
Bond	12,019,509	17.58%
Short-Term Bond	2,899,994	4.24%
	$68,351,493	100.00%

Maxim Aggressive Profile II Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	$101,794,942	24.98%
Small-Cap Equity	81,845,590	20.08%
MidCap Equity	126,071,833	30.93%
Large-Cap Equity	97,852,730	24.01%
	$407,565,095	100.00%

SHAREHOLDER EXPENSE EXAMPLES
Maxim Conservative Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 883.51	$ 0.47

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.63	$ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Conservative Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 850.01	$ 0.47

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.63	$ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderate Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 810.70	$ 0.46

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.63	$ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Aggressive Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 750.53	$ 0.44

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.63	$ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Aggressive Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 667.36	$ 0.42

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.63	$ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT DIRECTORS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Gail Klapper (65)	Director	December 14, 2007 to present	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	33	Director, Centennial Bank Holdings, LLC
Richard P. Koeppe (77)	Director	April 30, 1987 to present	Retired Educator	33
Sanford Zisman (69)	Director	March 19, 1982 to present	Attorney, Firm of Zisman,& Ingraham, P.C.	33
INTERESTED DIRECTORS AND OFFICERS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Mitchell T.G. Graye (53)	Director, Chairman and President	June 1, 2000 to present (as Director) and June 19, 2008 to present (as Chairman and President)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and The Crown Life Insurance Company; Executive Vice President and Chief Financial Officer, GWL&A Financial Inc.; President, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II, and GWL Properties, Inc.	33	Director, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

Charles P. Nelson (48)	Director	September 22, 2008 to present	President, Great-West Retirement Services, a unit of Great-West Life & Annuity Insurance Company; Senior Vice President, Retirement Services, First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC, National Plan Coordinators of Delaware, Inc., and GW Investor Services, LLC; Chairman, President and Chief Executive Officer, BenefitsCorp, Inc., and GWFS Equities, Inc.; Director, GW Capital Management, LLC.	33
Mary C. Maiers (41)	Treasurer	December 4, 2008 to present

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company; Assistant Vice President, Investment Operations, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Treasurer, GW Capital Management, LLC.

Beverly A. Byrne (53)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, GWL&A Financial Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Chief Legal Officer, Financial Services and Securities Compliance, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Vice President, Counsel and Associate Secretary, U.S. Operations, Crown Life Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, and GWFS Equities, Inc.; Secretary and Compliance Officer, BenefitsCorp, Inc., EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and GW Investor Services, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Secretary, GW Capital Management, LLC, and Orchard Capital Management, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.

* A Director who is not an “interested person” of the Fund (as defined in the 1940 Act) is referred to as an “Independent Director.” An “Interested Director” refers to a Director or officer who is an “interested person” of the Fund by virtue of their affiliation with either the Fund or MCM.

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$60,300	0	0	$60,300
S. Zisman	$64,000	0	0	$64,000
G. Klapper	$56,600	0	0	$56,600

** As of December 31, 2008, there were 33 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $296,425 for fiscal year 2007 and $315,080 for fiscal year 2008.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2007 and $37,500 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $128,905 for fiscal year 2007 and $138,345 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services;

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity

_________________________

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2007 equaled $640,700, and for fiscal year 2008 equaled $3,004,438.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Certification as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer

Date:	February 26, 2009